Non-current assets held for sale - Change in foreclosed assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets held for sale
Balances at beginning of year	$ 773
Impairment losses		$ (27)	$ (119)
Balances at end of year	3,015	773
Foreclosed assets
Non-current assets held for sale
Balances at beginning of year	773	551
Additions	812	559
Disposals	(156)	(310)
Impairment losses	0	(27)	(119)
Balances at end of year	$ 1,429	$ 773	$ 551